Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Current tax	$ (7.4)	$ 0.5	$ (12.1)	$ (2.1)
Change in deferred tax	1.1	0.5	1.0	0.8
Total	$ (6.3)	$ 1.0	$ (11.1)	$ (1.3)